CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital	Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total equity attributed to shareholders of the Company	Non-controlling Interests	Total
Balance at Dec. 31, 2020		$ 7	$ 16,689	$ (329)	$ 9,324	$ 243	$ (13,433)	$ 12,501	$ 0	$ 12,501
Changes during the year;
Loss for the year		0	0	0	0	0	(24,763)	(24,763)	(6)	(24,769)
Other comprehensive (loss) for the year		0	0	431	0	151	0	582	(64)	518
Non-controlling interests from business combination		0	0	0	0	0	0	0	1,530	1,530
IPO (See note 1a2)		1	132,559	0	0	0	0	132,560	0	132,560
Transactions with non-controlling interests		0	0	0	205	0	0	205	(1,460)	(1,255)
Business combination under common control		$ 0	0	0	(26)	0	0	(26)	0	(26)
Employee options exercised			1,118	0	0	0	0	1,118	0	1,118
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0		0	0	9,499	9,499	0	9,499
Balance at Dec. 31, 2021		8	150,366	102	9,503	394	(28,697)	131,676	0	131,676
Changes during the year;
Loss for the year							(37,509)	(37,509)		(37,509)
Other comprehensive (loss) for the year		$ 0	0	146	0	(374)	0	(228)	0	(228)
Employee options exercised			1,040	0	0	0	0	1,040	0	1,040
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	9,656	9,656	0	9,656
Balance at Dec. 31, 2022		8	151,406	248	9,503	20	(56,550)	104,635	0	104,635
Changes during the year;
Loss for the year		0	0	0	0	0	(15,887)	(15,887)	0	(15,887)
Other comprehensive (loss) for the year		$ 0	0	0	42	(170)	0	(128)	0	(128)
Employee options exercised			2,118	0	0	0	0	2,118	0	2,118
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	6,852	6,852	0	6,852
Balance at Dec. 31, 2023		$ 8	$ 153,524	$ 248	$ 9,545	$ (150)	$ (65,585)	$ 97,590	$ 0	$ 97,590

[1]	Presents less than 1 thousand